Risk and Capital Management - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits in Central Bank	R$ 104,592	R$ 90,059
Securities under guarantee transactions	9,266	11,119
Payment to merchants	92,011	71,820
Amount of liabilities from transactions related to credit assignments	1,004	1,623
Compulsory deposits with the Central Bank of Brazil	(14,533)	1,189	R$ 2,900
Interbank deposits [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Compulsory deposits with the Central Bank of Brazil	R$ 40,221	R$ 32,477